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                     ML LIFE INSURANCE COMPANY OF NEW YORK
                 ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT

                          SUPPLEMENT DATED MAY 1, 1997
                                     TO THE
                       PROSPECTUSES DATED APRIL 30, 1991

                                  PRIME PLAN V
                                 PRIME PLAN VI
                                  PRIME PLAN 7
                              PRIME PLAN INVESTOR


                          This supplement describes certain changes to the
investment divisions available for the allocation of premiums or investment base under the flexible premium variable life insurance contracts noted above (collectively, the "Contracts") issued by ML Life Insurance Company of New York ("ML of New York"), effective after the close of business on May 1, 1997. Please retain this supplement with your Contract prospectus for your reference.

NEW INVESTMENT DIVISIONS

                          Beginning on May 1, 1997, seven additional investment
divisions of ML of New York Variable Life Separate Account (the "Separate Account") will be available for allocations of premium payments and investment
base.   With the addition of these seven new investment divisions, there are 38 investment divisions of the Separate Account currently available under the Contracts. A Contract owner may select up to five of these 38 investment divisions for allocation of premium payments and investment base.

                          Of the seven additional investment divisions, two
invest exclusively in Class A shares of designated mutual fund portfolios of the Merrill Lynch Variable Series Funds, Inc. (the "Variable Series Funds"), two invest exclusively in shares of designated mutual fund portfolios of the AIM Variable Insurance Funds, Inc. (the "AIM V.I. Funds"), one invests exclusively in shares of a designated mutual fund portfolio of the Alliance Variable Products Series Fund, Inc. (the "Alliance Fund"), and two invest exclusively in shares of designated mutual fund portfolios of the MFS Variable Insurance Trust (the "MFS Trust"). Each of these portfolios is discussed in more detail below.

                          THE VARIABLE SERIES FUNDS.   The Variable Series
Funds is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Merrill Lynch Asset Management, L.P. ("MLAM"). An additional two of its mutual fund portfolios are currently available through the Separate Account. The investment objectives of these two newly available portfolios are described below. There is no guarantee that any portfolio will be able to meet its investment objective.
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Global Bond Focus Fund seeks to provide high total investment return by investing in a global portfolio of fixed income securities denominated in various currencies, including multinational currency units. The Fund will invest in fixed income securities that have a credit rating of A or better by Standard & Poor's or by Moody's or commercial paper rated A-1 by Standard & Poor's or Prime-1 by Moody's or obligations that MLAM has determined to be of similar creditworthiness.

Index 500 Fund seeks to provide investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index.

MLAM is indirectly owned and controlled by Merrill Lynch & Co., Inc. and is a registered adviser under the Investment Advisers Act of 1940. The Variable Series Funds, as part of its operating expenses, pays an investment advisory fee to MLAM. (See "Charges to Variable Series Funds Assets" below.)

                          THE AIM V.I. FUNDS.   The AIM V.I. Funds is
registered with the Securities and Exchange Commission as an open-end, series, management investment company and its investment adviser is A I M Advisors, Inc. ("AIM"). Two of its mutual fund portfolios are currently available through the Separate Account. The investment objectives of the two available AIM V.I. Funds portfolios are described below. There is no guarantee that any portfolio will be able to meet its investment objective.

AIM V.I. Capital Appreciation Fund seeks to provide capital appreciation through investments in common stocks, with emphasis on medium-sized and smaller emerging growth companies. The portfolio is primarily comprised of securities of two basic categories of companies: (1) "core" companies, which AIM considers to have experienced above-average and consistent long-term growth in earnings and to have excellent prospects for outstanding future growth, and (2) "earnings acceleration" companies which AIM believes are currently enjoying a dramatic increase in profits.

AIM V.I. Value Fund seeks to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity markets generally. Income is a secondary objective. The investment division investing in this Fund should not be selected by Contract owners who seek income as their primary investment objective.

AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, is a wholly owned subsidiary of A I M Management Group Inc., an indirect subsidiary of AMVESCO plc (formerly INVESCO plc). AIM is a registered adviser under the Investment Advisers Act of 1940. AIM was organized in 1976, and, together with its domestic subsidiaries, manages or advises 48 investment company portfolios (including the AIM V.I. Funds). The AIM V.I. Funds, as part of





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its operating expenses, pays an investment advisory fee to AIM.  (See "Charges to AIM V.I. Funds Assets" below.)

AIM V.I. Funds has entered into an Administrative Services Agreement with AIM, pursuant to which AIM has agreed to provide certain accounting and other administrative services to the AIM V.I. Funds, including the services of a principal financial officer and related staff. As compensation to AIM for its services under the Administrative Services Agreement, the AIM V.I. Funds reimburse AIM for expenses incurred by AIM or its affiliates in connection with such services. AIM has entered into an agreement with ML of New York with respect to administrative services for the AIM V.I. Funds in connection with the Contracts. Under this agreement, AIM pays compensation to ML of New York in an amount equal to a percentage of the average net assets of the AIM V.I. Funds attributable to the Contracts.

                          THE ALLIANCE FUND.  The Alliance Fund is registered
with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Alliance Capital Management L.P. ("Alliance"). One of its mutual fund portfolios is currently available through the Separate Account. The investment objective of the available Alliance Fund portfolio is described below. There is no guarantee that this portfolio will be able to meet its investment objective.

Premier Growth Portfolio seeks growth of capital by pursuing aggressive investment policies. Since investments will be made based upon their potential for capital appreciation, current income will be incidental to the objective of capital growth. Because of the market risks inherent in any investment, the selection of securities on the basis of their appreciation possibilities cannot ensure against possible loss in value.

Alliance, a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105, is a registered adviser under the Investment Advisers Act of 1940. Alliance Capital Management Corporation ("ACMC"), the sole general partner of Alliance, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States, which is in turn a wholly-owned subsidiary of the Equitable Companies Incorporated, a holding company which is controlled by AXA, a French insurance holding company. The Alliance Fund, as part of its operating expenses, pays an investment advisory fee to Alliance. (See "Charges to Alliance Fund Assets" below.)

Alliance Fund Distributors, Inc. ("AFD"), an affiliate of Alliance, has entered into an agreement with ML of New York with respect to administrative services for the Alliance Fund in connection with the Contracts. Under this agreement, AFD pays compensation to ML of New York in an amount equal to a percentage of the average net assets of the Alliance Fund attributable to the Contracts.

                          THE MFS TRUST.  The MFS Trust is registered with the
Securities and Exchange Commission as an open-end management investment company and its investment adviser is





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Massachusetts Financial Services Company ("MFS").  Two of its mutual fund portfolios are currently available through the Separate Account. The investment objectives of the available MFS Trust portfolios are described below. There is no guarantee that any portfolio will be able to meet its investment objective.

MFS Emerging Growth Series seeks to provide long-term growth of capital by investing primarily (i.e., at least 80% of its assets under normal circumstances) in common stocks of emerging growth companies. Emerging growth companies include companies that MFS believes are early in their life cycle but which have the potential to become major enterprises. Dividend and interest income from portfolio securities, if any, is incidental to the Series' objective of long-term growth of capital.

MFS Research Series seeks to provide long-term growth of capital and future income. The portfolio securities of the MFS Research Series are selected by a committee of investment research analysts. This committee includes investment analysts employed not only by the Adviser but also by MFS International (U.K.) Limited, a wholly-owned subsidiary of MFS. The Series' assets are allocated among industries by the analysts acting together as a group. Individual analysts are then responsible for selecting what they view as the securities best suited to meet the Series' investment objective within their assigned industry responsibility.

MFS, a Delaware corporation, 500 Boylston Street, Boston, Massachusetts 02116, is a subsidiary of Sun Life of Canada (U.S.), which, in turn, is a wholly-owned subsidiary of Sun Life Assurance Company of Canada, and is a registered adviser under the Investment Advisers Act of 1940. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust. The MFS Trust, as part of its operating expenses, pays an investment advisory fee to MFS. (See "Charges to MFS Trust Assets" below.)

MFS has entered into an agreement with MLIG with respect to administrative services for the MFS Trust in connection with the Contracts and certain contracts issued by Merrill Lynch Life Insurance Company. Under this agreement, MFS pays compensation to MLIG in an amount equal to a percentage of the average net assets of the MFS Trust attributable to such contracts.

RISKS

                          Because investment in the portfolios discussed below
entails relatively greater risk of loss of income or principal, it may not be appropriate to allocate all payments and investment base to an investment division that invests in one of these portfolios.

                          RISKS ASSOCIATED WITH THE AIM V.I. CAPITAL
APPRECIATION FUND. In selecting investments for the AIM V.I. Capital Appreciation Fund, AIM is particularly interested in companies that are likely to benefit from new or innovative products, services or processes that





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should enhance such companies' prospects for future growth in earnings.  As a result of this policy, the market prices of many of the securities purchased and held by this Fund may fluctuate widely. Any income received from securities held by the Fund will be incidental, and a Contract owner should not consider a purchase of shares of the Fund as equivalent to a complete investment program.

                          RISKS ASSOCIATED WITH THE MFS EMERGING GROWTH SERIES.
For the MFS Emerging Growth Series, the nature of investing in emerging growth companies involves greater risk than is customarily associated with investments in more established companies. Emerging growth companies often have limited product lines, markets or financial resources, and they may be dependent on one-person management. In addition, there may be less research available on many promising small and medium sized emerging growth companies, making it more difficult to find and analyze these companies. The securities of emerging growth companies may have limited marketability and may be subject to abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. Shares of the MFS Emerging Growth Series, therefore, are subject to greater fluctuation in value than shares of a conservative equity fund or of a growth fund which invests entirely in proven growth stocks.

EXPENSES

                          CHARGES TO VARIABLE SERIES FUNDS ASSETS.  The
Variable Series Funds incurs operating expenses and pay a monthly advisory fee to MLAM. As the investment adviser, MLAM receives from the Global Bond Focus Fund and the Index 500 Fund an advisory fee at an annual rate of 0.60% and 0.30%, respectively, of each Fund's average daily net assets. MLAM and Merrill Lynch Life Agency, Inc. have entered into two agreements which limit the operating expenses paid by each Fund in a given year to 1.25% of its average daily net assets. These reimbursement agreements provide that any expenses in excess of 1.25% of average daily net assets will be reimbursed to the Fund by MLAM which, in turn, will be reimbursed by Merrill Lynch Life Agency, Inc.

                          CHARGES TO AIM V.I. FUNDS ASSETS.  The AIM V.I. Funds
incurs operating expenses and pay a monthly advisory fee to AIM, which serves as the investment adviser to each Fund of the AIM V.I. Funds. As the investment adviser, AIM receives from the AIM V.I. Capital Appreciation Fund and the AIM V.I. Value Fund an advisory fee at an annual rate of 0.65% of each Fund's average daily net assets.

                          CHARGES TO ALLIANCE FUND ASSETS.  The Alliance Fund
incurs operating expenses and pays a monthly advisory fee to Alliance, which serves as the investment adviser to each Fund of the Alliance Fund. As the investment adviser, Alliance receives from the Alliance Premier Growth Portfolio an advisory fee at an annual rate of 1.00% of the Fund's average daily net assets. Alliance voluntarily waives fees and expenses that exceed 0.95% of the average net assets of the Alliance Fund. Alliance may discontinue or reduce any waivers or assumptions of





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expenses at any time without notice.  Alliance, however, intends to continue such reimbursements for the foreseeable future.

                          CHARGES TO MFS TRUST ASSETS.  The MFS Trust incurs
operating expenses and pays a monthly advisory fee to MFS, which serves as the investment adviser to each of the Funds of MFS Trust. As the investment adviser, MFS receives from the MFS Emerging Growth Series and MFS Research Series an advisory fee, computed and paid monthly, at an annual rate of 0.75% of the average daily net assets of the respective Fund. Subject to termination or revision at the sole discretion of MFS, MFS has agreed to bear expenses of the MFS Emerging Growth Series and the MFS Research Series (the "Series") such that each Series' expenses except for management fees ("Other Expenses") do not exceed 0.25% of the average daily net assets of the Series. The obligation of MFS to bear Other Expenses for a Series terminates on the last day of the Series' fiscal year in which Other Expenses are less than or equal to 0.25%.

                            *          *          *

                          Please contact your Financial Consultant, or the
Variable Life Service Center at (800) 354-5333, if you would like to receive illustrations of Contract values that reflect the allocation of investment base among the investment divisions available under the Contracts after the close of business on May 1, 1997.

                          If you have any questions about these changes, please
contact your Financial Consultant or call the Variable Life Service Center.
For your reference, copies of the current prospectuses for the Variable Series Funds, the AIM V.I. Funds, the Alliance Fund, and the MFS Trust are enclosed.